Deposits - Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Demand deposits	$ 226,971	$ 197,062
Savings accounts	123,749	107,829
Negotiable order of withdrawal accounts	454,487	445,967
Money market demand accounts	628,321	523,895
Certificates of deposit $250,000 or greater	64,938	64,236
Other certificates of deposit	360,871	364,274
Individual retirement accounts $250,000 or greater	8,417	9,074
Other individual retirement accounts	74,381	77,513
Deposits	$ 1,942,135	$ 1,789,850